NOTE 2- Significant accounting policies	12 Months Ended
Dec. 31, 2024
Notes
NOTE 2- Significant accounting policies:

NOTE 2- Significant accounting policies:

The following accounting policies have been applied consistently in the Consolidated financial statements for all periods presented, unless otherwise stated.

a.Basis of preparation:

The principal accounting policies adopted in the preparation of the financial statements are set out below. The policies have been consistently applied to all the years presented, unless otherwise stated.

These financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board and Interpretations (collectively IFRS Accounting Standards). The financial statements have been prepared under the historical cost convention, except for the embedded derivative, share-based compensation and the convertible loans that are measured at fair value through profit or loss.

b.Reclassification of Prior Year Presentation

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.

c.New standards, interpretations and amendments adopted from 1 January 2024:

The following amendments are effective for the period beginning January 1, 2024:

a)Lease Liability in a Sale and Leaseback (Amendments to IFRS 16); These amendments had no material effect on the Consolidated Financial Statements of the Company.

b)Classification of Liabilities as Current or Non-Current (Amendments to IAS 1); These amendments had no material effect on the Consolidated Financial Statements of the Company.

c)Non-current Liabilities with Covenants (Amendments to IAS 1). These amendments had no material effect on the Consolidated Financial Statements of the Company.

On 15 August 2023, the IASB issued Lack of Exchangeability (Amendments to IAS 21 “The Effects of Changes in Foreign Exchange Rates”). IAS 21 sets out the requirements for determining the exchange rate to be used for recording a foreign currency transaction into the functional currency and translating a foreign operation into a different currency. The amendments clarify how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking, as well as require the disclosure of information that enables users of financial statements to understand the impact of a currency not being exchangeable. The amendments apply for annual reporting periods beginning on or after 1 January 2025. Earlier application is permitted. The Company has decided not to adopt early this standard. The Company does not believe that this standard will have a material impact on the consolidated financial statements once adopted.

In April 2024, the IASB issued IFRS 18 “Presentation and Disclosure in Financial Statements” replacing IAS 1 to improve the usefulness of information presented and disclosed in financial statements. IFRS 18 introduces three sets of new requirements. The standard defines categories for income and expenses, such as operating, investing and financing, and requires entities to provide new defined subtotals, including operating profit. IFRS 18 also requires entities that define entity-specific measures that are related to the income statement to disclose explanations of those measures, referred to as management-defined performance measures. In addition, it sets out enhanced guidance on how to organize information and whether to provide it in the primary financial statements or in the notes and requires entities to provide more transparency about operating expenses. These new requirements are to improve the entities’ reporting of financial performance and give investors a better basis for analyzing and comparing entities. The standard carries forward many requirements from IAS 1 unchanged. The standard is effective for annual periods beginning on or after January 1, 2027. The Company has decided not to adopt early this standard. The Company does not believe that this standard will have a material impact on the consolidated financial statements once adopted.

There are a number of standards and interpretations which have been issued by the International Accounting Standards Board that are effective for periods beginning subsequent to December 31, 2024, that the Company has decided not to adopt early. The Company does not believe that the standards, interpretations and amendments will have a material impact on the financial statements once adopted.

d.Estimates and assumptions:

The preparation of the financial statements requires management to make estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, revenue and expenses. These estimates and underlying assumptions are reviewed regularly. Changes in accounting estimates are reported in the period that the change in estimate occurs.

The key assumptions made in the financial statements concerning uncertainties at the end of the reporting period and the critical estimates used by the Company that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed in Note 3.

e.Functional and presentation currency:

The functional currency of the Company and its subsidiaries and the presentation currency of the consolidated financial statements is USD.

The Company and its subsidiaries determine the functional currency of each entity, and this currency is used to separately measure each Company entity's financial position and operating results.

f.Foreign currency transactions:

Transactions denominated in foreign currency other than the functional currency are recognized on initial recognition at the exchange rate as of the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at the end of each reporting period into the functional currency at the exchange rate as of that date. Exchange differences are recognized in profit or loss. Non-monetary assets and liabilities measured at cost are translated at the exchange rate as of the date of the transaction.

Transactions and balances in foreign currencies are converted into USD in accordance with the principles set forth by International Accounting Standard (IAS) 21 - "The Effects of Changes in Foreign Exchange Rates”.

g.Basis of consolidation:

The Company controls an investee if and only if the Company has:

-Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee).

-Exposure, or rights, to variable returns from its involvement with the investee, and

-The ability to use its power over the investee to affect its returns.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control over the subsidiary.

Profit or loss and each component of other comprehensive income (OCI) are attributed to the equity holders of the parent and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. All intra-Company assets and liabilities, income, expenses and cash flows relating to transactions between members of the Company are eliminated in full consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Company loses control over a subsidiary, it (i) derecognizes the assets (including goodwill) and liabilities of the subsidiary, the carrying amount of any non-controlling interests and the cumulative translation differences recorded in equity. (ii) Recognizes the consideration received at fair value, recognizes any investment retained at fair value of and recognizes any surplus or deficit in profit or loss. (iii) reclassifies the parent’s share of components previously recognized in OCI to profit or loss or retained earnings, as appropriate, as would be required if the Company had directly disposed of the related assets or liabilities.

h.Cash and cash equivalents:

Cash and cash equivalents are considered by the Company to be highly-liquid investments, including, short-term deposits with banks and with a maturity of which do not exceed three months at the time of deposit and which are not restricted.

i.Trade accounts receivable:

Trade accounts receivable includes billed and unbilled receivable. Trade accounts receivable is recorded at invoiced amounts and do not bear interest. Unbilled accounts receivable represent revenue recognized on contracts for which invoices have not yet been presented to customers because the amounts were earned but not contractually billable as of the balance sheet date.

The proceeds from sales transactions with end-customers are charged through credit cards and processed by authorized payment gateways which subsequently deposit the funds into the Company’s bank accounts on a scheduled payments cycles of no later than a few weeks following the transaction date.

j.Inventories:

Inventories are measured at the lower of cost and net realizable value. The cost of inventories comprises costs of purchase and costs incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business less estimated costs of completion and estimated costs necessary to make the sale. The Company periodically evaluates the condition and age of inventories and makes provisions for slow moving inventories accordingly. As of December 31, 2024, and 2023 there is no provision for slow-moving and obsolesce inventory.

Cost of inventories is determined as follows:

Raw materials - at cost of purchase using the "first-in, first-out" method.

Work in progress and finished goods - on the basis of average costs including materials, labor and other direct and indirect manufacturing costs based on normal capacity.

k.Restricted cash:

Restricted cash is considered by the Company to be deposits held in bank which are used mainly as security for guarantees.

l.Deferred taxation:

The Company accounts for income taxes in accordance with the asset and liability method.  Under this method, deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective income tax bases, and losses carried forward.

Deferred income tax assets and liabilities are measured using enacted or substantively enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in the statement of operations in the period that includes the date of enactment or substantive enactment.

Current income taxes are recognized for the estimated income taxes payable for the current year.

Deferred income tax assets are recognized to the extent that management believes that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

m.Impairment of non-financial assets:

Non-financial assets are subject to impairment tests whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Where the carrying value of the non-financial asset exceeds its recoverable amount (i.e. the higher of value in use and fair value less costs to dispose), the asset is written down and impairment charge is recognized accordingly.

Where it is not possible to estimate the recoverable amount of an individual asset, the impairment test is carried out on the asset's cash-generating unit (i.e. the smallest class of assets to which the asset belongs that generates cash inflow that are largely independent of cash inflows from other assets).

During the years ended December 31, 2024, and 2023 no impairment charges of non-financial assets were recognized.

n.Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value measurement is based on the presumption that the transaction to sell the asset or transfer liability takes place either:

1.In the principal market for the asset or liability, or

2.In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible to by the Company.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

Classification of fair value hierarchy

The financial instruments presented in the statement of financial position at fair value are grouped into classes with similar characteristics using the following fair value hierarchy which is determined based on the source of input used in measuring fair value:

Level 1	-	Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2	-	Inputs other than quoted prices included within Level 1 that are observable either directly or indirectly.
Level 3	-	Inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

o.Financial instruments:

1.Financial assets:

The Company classifies its financial assets based on the business model for managing the financial asset and its contractual cash flow characteristics. The Company's accounting policy for the relevant category is as follows:

Amortized cost

These assets arise principally from the provision of goods and services to customers (e.g., trade accounts receivable, restricted cash and other account receivables), but also incorporate other types of financial assets where the objective is to hold these assets in order to collect contractual cash flows and the contractual cash flows are solely payments of principal and interest. They are initially recognized at fair value plus transaction costs that are directly attributable to their acquisition or issue and are subsequently carried at amortized cost using the effective interest rate method, less provision for impairment.

2.Financial Liabilities:

The Company classifies its financial liabilities into one of the following categories:

Amortized cost

These liabilities include trade accounts payable, accrued liabilities, loans and Liability to Agricultural Research Organization, initially recognized at fair value plus transaction costs that are directly attributable to the issue of the instrument and are subsequently carried at amortized cost using the effective interest rate method, less provision for impairment.

Fair value through profit or loss

These financial liabilities comprise of convertible loans and derivatives (Derivative liability – Warrants) which can be settled in equity instruments but nevertheless do not meet the definitions of equity instruments.

The Company measures those financial liabilities at fair value. Transaction costs are recognized as profit or loss. After initial recognition, changes in fair value are recognized in profit or loss.

Derivative liability - Warrants and convertible loans:

Warrants and convertible loans that are denominated in a currency other than the functional currency of the Company are considered a derivative liability and are classified as financial liabilities at fair value through profit or loss. Accordingly, these warrants and convertible notes are measured at fair value and the changes in fair value in each reporting period are recognized in profit or loss.

3.Derecognition:

Financial assets

The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire or it transfers the rights to receive the contractual cash flows.

Financial Liabilities

Financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of profit or loss.

The terms of a financial liability are substantially different if the discounted cash flows under the new terms are at least 10 per cent different from the discounted remaining cash flows of the original financial liability.

4.Impairment of financial assets:

The Company assesses at the end of each reporting period whether there is any objective evidence of impairment of financial assets carried out at amortized cost. As of December 31, 2024 and 2023 there is no evidence of impairment.

The expected credit loss (“ECL”) for Trade accounts receivable is measured using the simplified method in accordance with IFRS 9, which requires an estimation of the life-time expected credit loss for trade receivables.

As of December 31, 2024, and December 31, 2023, ECL for trade and other account receivables were $0 and $0 respectively.

p.Operating Segment:

An operating segment is a component of the Company that meets the following three criteria:

1.is engaged in business activities from which it may earn revenues and incur expenses;

2.Whose operating results are regularly reviewed by the Company's chief operating decision maker to make decisions about allocated resources to the segment and assess its performance; and

3.For which separate financial information is available.

Segment revenue and segment costs include items that are attributable to the relevant segments and items that can be allocated to segments. Items that cannot be allocated to segments include the Company's financial income and expenses and income tax.

The Company's chief operating decision maker is the chief executive officer.

See note 26 regarding geographical and segmental information.

q.Share-based compensation:

Where equity settled share options are awarded to employees, the fair value of the options calculated at the grant date is charged to the statement of comprehensive income over the vesting period. Non-market vesting conditions are taken into account by adjusting the number of equity instruments expected to vest at each reporting date so that, ultimately, the cumulative amount recognized over the vesting period is based on the number of options that eventually vest. Market vesting conditions are factored into the fair value of the options granted. As long as all other vesting conditions are satisfied, a charge is made irrespective of whether the market vesting conditions are satisfied. The cumulative expense charged is not adjusted for failure to achieve a market vesting condition.

The Company's employees / other service providers are entitled to remuneration in the form of cash-settled share-based payment transactions that are measured based on the increase in the Company's share price. The cost of cash-settled transactions is measured at fair value on the grant date using an acceptable option pricing model. The fair value is recognized as an expense over the vesting period and a corresponding liability is recognized. The liability is remeasured at each reporting date until settled at fair value with any changes in fair value recognized in profit or loss.

r.Liability for Agricultural Research Organization:

Grants received from the Agricultural Research Organization - Volcany Center (henceforth "ARO") as support for research and development projects include an obligation to pay back royalties conditional on future sales arising from the project. Grants received from ARO, are accounted for as forgivable loans, in accordance with IAS 20 (Revised), pursuant to the provisions of IFRS 9. Accordingly, when the liability for the loan is first recognized, it is measured at fair value using a discount rate that reflects a market rate of interest. The difference between the amount of the grants received and the fair value of the liability is accounted for upon recognition of the liability as a grant and recognized in profit or loss as a reduction of general and administrative expenses. After initial recognition, the liability is measured at amortized cost using the effective interest method.

Changes in the projected cash flow are discounted using the original effective interest and recorded in profit or loss in accordance with the provisions of IFRS 9.

At the end of each reporting period, the Company evaluates, based on its best estimate of future sales, whether there is reasonable assurance that the liability recognized, in whole or in part, will not be repaid. If there is such reasonable assurance, the appropriate amount of the liability is derecognized and recorded in profit or loss as an adjustment of general and administrative expenses. If the estimate of future sales indicates that there is no such reasonable assurance, the appropriate amount of the liability that reflects expected future royalty payments is recognized with a corresponding adjustment to general and administrative expenses.

s.Property, plant and equipment:

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and any related investment grants and excluding day-to-day servicing expenses. Costs include spare parts and auxiliary equipment that are used in connection with plant and equipment.

A part of an item of property, plant and equipment with a cost that is significant in relation to the total cost of the item is depreciated separately using the component method.

The cost of an item of property, plant and equipment comprises the initial estimate of the costs of dismantling and removing the item and restoring the site on which the item is located.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%
Computers and others related	33%
Furniture and office equipment’s	7% - 33%
Leasehold improvements	10% - 30%
Laboratory equipment’s	10% - 15%
Factories	7% - 33%

Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

The useful life, depreciation method and residual value of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate. Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized.

t.Revenue recognition:

Revenue is recognized by the Company in accordance with IFRS 15 - “Revenue from Contracts with Customers”. Through application of this standard, the Company recognizes revenue to depict the transfer of promised goods to the customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods.

•In order to recognize revenue under IFRS 15, the Group applies the following five (5) steps:

•Identify a customer along with a corresponding contract;

•Identify the performance obligation(s) in the contract to transfer goods or provide distinct services to customer;

•Determine the transaction price the Company expects to be entitled to in exchange for transferring promised goods or services to the customer;

•Allocate the transaction price to the performance obligation(s) in the contract;

•Recognize revenue when or as the Company satisfies the performance obligation(s).

q.   Revenue recognition (continued):

Revenue from contracts with customers is recognized when control of the goods or services is transferred to the customer at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services.

Revenue from the sale of goods is recognized at the point in time when control of the asset is transferred to the customer, generally upon delivery of the product.

The right of return gives rise to variable consideration. The variable consideration is estimated at contract inception and constrained until the associated uncertainty is subsequently resolved. The application of the constraint on variable consideration increases the amount of revenue that will be deferred.

To estimate the variable consideration to which it will be entitled, the Company applied the ‘most likely amount’ method. The Company includes in the transaction price amounts of variable consideration only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. At the end of each reporting period, the Company updates its estimates of variable consideration. The Company accounts for discounts, amounts paid to customers and other price concessions as a reductions of revenues.

The Company evaluated principal versus agent considerations to determine whether it is appropriate to record platform fees in one of its platform sale as an expense or as a reduction of revenue. Platform fees are recorded as expenses and are not recorded as a reduction of revenue because the Company controls all the goods before they are transferred to the customer. The Company is subject to credit risk, establishes prices of its products, can determine who fulfills the goods to the customer and can limit quantities or stop selling the goods at any time. Based on these considerations, the Company is the principal in this arrangement.

Deferred revenues

A deferred revenue is recognized if a payment is received, or a payment is due (whichever is earlier) from a customer before the Company transfers the related goods or services. Contract liabilities are recognized as revenue when the Company performs under the contract (i.e., transfers control of the related goods or services to the customer).

Financing components

The Company does not expect to have any contracts where the period between the transfer of the promised goods or services to the customer and payment by the customer exceeds one year. As a consequence, the Company does not adjust any of the transaction prices for the time value of money.

u.Provisions:

Provisions are recognized when the Company has a legal or constructive obligation, as a result of past events, for which it is probable that an outflow of economic benefits will result, and that outflow can be reliably measured. Provisions are measured using the best estimate of the amounts required to settle the obligation at the end of the reporting period.

v.Leases:

Right-of-use assets:

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and any accumulated impairment losses, and adjusted for any re-measurement of lease liabilities. The cost of right-of-use assets incurred, and lease payments made at or before the commencement date less any lease incentives received. The cost of right-of-use assets comprises the amount of the initial measurement of the lease liability; lease payments made at or before the commencement date less any lease incentives received; and initial direct costs incurred. The recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of-use assets are subject to impairment.

Lease liabilities:

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating a lease, if the lease term reflects the Company exercising the option to terminate.

The variable lease payments that do not depend on an index or a rate are recognized as expense in the period during which the event or condition that triggers the payment occurs.

Lease term:

The term of a lease is determined as the non-cancellable period for which a lessee has the right to use an underlying asset, together with both periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option period covered by an option to terminate the lease if the lessee is reasonably certain not to exercise that option.

Depreciation of a right-of-use asset:

Subsequent to the inception of the lease, a right-of-use asset is measured using the cost method, less accumulated depreciation and accumulated impairment losses, and is adjusted for re-measurements of the lease liability. Depreciation is measured using the straight-line method over the useful life or contractual lease term, whichever ends earlier.

Lessees will be also required to re-measure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will recognize the amount of the re-measurement of the lease liability as an adjustment to the right-of-use asset, until the carrying amount is reduced to zero.

w.Issuance costs:

The Company allocates an incremental costs that were directly attributable to issuing new shares to equity (net of any income tax benefit) and the costs that were related to the stock market listing or are otherwise not incremental and directly attributable to issuing new shares, to be recognized as an expense in Statements of Loss and Other Comprehensive Loss.

x.Cost of revenues:

The cost of revenues consists of costs associated with manufacturing the goods the Company sold in the period. Costs of revenues include direct costs, such as labor and raw materials, or indirect costs, such as machinery depreciation, warehouse utilities, stock-based compensation, and amortization of right of use assets.

The Company includes in the cost of revenues also referral fees and fulfillment expenditures which consist of receiving, segregating and storing the goods, picking, packing and shipping the goods and any reverse logistics when a return from customers occurred.

y.Research and development expenses:

Expenditure relating to research and development is expensed in the period incurred. Research and development expenses consist of both internal and external costs and include salaries and benefits, materials and supplies, external research, preclinical and clinical development expenses, stock-based compensation expense and facilities costs. Facilities primarily include the allocation of rent, utilities and depreciation.

Since the Company's research and development projects are often subject to regulatory approval procedures and other uncertainties, the conditions for the capitalization of costs incurred before receipt of approvals are not normally satisfied and, therefore, research and development expenses are recognized in profit or loss when incurred.

z.Sales and marketing expenses:

Sales and marketing costs are expended in the period incurred. Marketing costs consist of advertising and promotion activities and include search engine marketing, such as display ads and keyword search terms, and various other forms of digital advertising, direct costs, such as sales personnel labor or indirect costs, such as stock-based compensation and amortization of right of use assets.

aa.Earnings (Loss) per share:

Basic and dilutive earnings or loss per share are calculated as net profit or loss attributed to the Company, divided by the weighted average number of outstanding common shares, during the period.